Credit Facilities and Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Credit Facilities and Debt

13. CREDIT FACILITIES AND DEBT

On March 18, 2014, CNH Industrial closed its offering of €1 billion ($1.4 billion) in principal amount of 2.75% notes due March 2019, which was priced on March 13, 2014. The notes have been issued by CNH Industrial Finance Europe S.A., a wholly-owned subsidiary of CNH Industrial N.V., under the Global Medium Term Note Programme guaranteed by CNH Industrial N.V.